CONSOLIDATED UNAUDITED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Research and development expenses, net	$ 2,781	$ 2,051	$ 5,187	$ 4,513
General and administrative expenses	1,142	898	2,293	1,855
Operating loss	3,923	2,949	7,480	6,368
Finance Income (loss), net	5	61	(4)	49
Loss before income tax	3,918	2,888	7,484	6,319
Net loss for the period	$ 3,918	$ 2,888	$ 7,484	$ 6,319
Loss per share:
Net loss per ordinary share basic and diluted	$ 0.06	$ 0.12	$ 0.11	$ 0.38
Weighted average number of ordinary shares outstanding - basic and diluted	70,485,435	23,396,152	69,284,917	16,676,469